Right-of-Use Assets and Lease Liabilities (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Right-of-Use Assets and Lease Liabilities [Line Items]
Operating lease expense	$ 4,677,773	$ 602,208	$ 4,506,615	$ 4,532,766
Weighted-average remaining lease term			6 months 21 days
Finance lease liabilities	finance lease	finance lease	finance lease
Weighted-average discount rate			8.80%
Minimum [Member]
Right-of-Use Assets and Lease Liabilities [Line Items]
Lease terms	3 years	3 years
Maximum [Member]
Right-of-Use Assets and Lease Liabilities [Line Items]
Lease terms	6 years	6 years